Janus Henderson Venture Fund

Schedule of Investments (unaudited)

December 31, 2019

Shares or Principal Amounts		Value
Common Stocks – 96.9%
Aerospace & Defense – 0.8%
HEICO Corp	339,029	$30,353,266
Auto Components – 0.7%
Visteon Corp*	309,272	26,779,862
Automobiles – 0.5%
Thor Industries Inc	221,341	16,443,423
Banks – 0.7%
UMB Financial Corp	348,921	23,949,937
Biotechnology – 7.6%
Bridgebio Pharma Inc*	75,829	2,657,806
Deciphera Pharmaceuticals Inc*	312,857	19,472,220
Eagle Pharmaceuticals Inc/DE*	478,755	28,763,600
Enanta Pharmaceuticals Inc*	114,884	7,097,534
FibroGen Inc*	416,013	17,842,798
Global Blood Therapeutics Inc*	167,089	13,281,905
Heron Therapeutics Inc*	613,176	14,409,636
Immunomedics Inc*	674,845	14,279,720
Insmed Inc*	970,043	23,164,627
Knight Therapeutics Inc*	2,547,222	14,870,566
Ligand Pharmaceuticals Inc*,#	307,989	32,120,173
Mirati Therapeutics Inc*	196,178	25,279,497
Myovant Sciences Ltd*	451,941	7,014,124
Neurocrine Biosciences Inc*	291,198	31,300,873
PTC Therapeutics Inc*	224,985	10,806,030
Rhythm Pharmaceuticals Inc*	608,171	13,963,606
		276,324,715
Building Products – 1.6%
CSW Industrials Inc£	766,527	59,022,579
Capital Markets – 3.2%
Assetmark Financial Holdings Inc*	730,553	21,200,648
LPL Financial Holdings Inc	837,502	77,259,559
MSCI Inc	62,657	16,176,784
		114,636,991
Chemicals – 4.0%
Chase Corp	148,363	17,578,048
HB Fuller Co	568,266	29,305,478
Sensient Technologies Corp	806,819	53,322,668
Valvoline Inc	2,148,108	45,990,992
		146,197,186
Commercial Services & Supplies – 1.8%
Brady Corp	737,778	42,245,168
Cimpress PLC*	181,168	22,785,499
		65,030,667
Construction & Engineering – 0.4%
Construction Partners Inc*	829,409	13,992,130
Diversified Consumer Services – 3.1%
frontdoor Inc*	699,148	33,153,598
K12 Inc*	1,171,261	23,835,161
ServiceMaster Global Holdings Inc*	1,398,297	54,058,162
		111,046,921
Diversified Financial Services – 2.2%
Clarivate Analytics PLC*	2,880,466	48,391,829
Everarc Holdings Ltd*	1,426,357	19,255,819
GTY Technology Holdings Inc*,#	1,888,663	11,124,225
GTY Technology Holdings PP*	2,606	14,582
		78,786,455
Diversified Telecommunication Services – 0.2%
Vonage Holdings Corp*	935,050	6,928,720
Electrical Equipment – 0.8%
EnerSys	382,975	28,658,019
Electronic Equipment, Instruments & Components – 4.0%
Belden Inc	732,648	40,295,640
National Instruments Corp	328,185	13,895,353
Novanta Inc*	313,786	27,751,234
OSI Systems Inc*	360,807	36,347,697
Rogers Corp*	211,759	26,412,700
		144,702,624
Energy Equipment & Services – 0.5%
Solaris Oilfield Infrastructure Inc	1,301,171	18,216,394

Shares or Principal Amounts		Value
Common Stocks – (continued)
Entertainment – 0.5%
Manchester United PLC	992,748	$19,785,468
Equity Real Estate Investment Trusts (REITs) – 0.6%
Easterly Government Properties Inc	919,101	21,810,267
Food & Staples Retailing – 0.5%
Casey's General Stores Inc	123,339	19,609,668
Food Products – 0.6%
Hain Celestial Group Inc*	864,009	22,425,354
Health Care Equipment & Supplies – 6.8%
AngioDynamics Inc*	976,264	15,629,987
CryoPort Inc*	461,448	7,595,434
Globus Medical Inc*	733,062	43,162,691
Heska Corp*	159,453	15,297,921
ICU Medical Inc*	131,622	24,629,109
Insulet Corp*	235,381	40,297,227
Integra LifeSciences Holdings Corp*	605,262	35,274,669
STERIS PLC	324,260	49,423,709
Surmodics Inc*	360,635	14,941,108
		246,251,855
Health Care Providers & Services – 0.6%
HealthEquity Inc*	308,397	22,842,966
Hotels, Restaurants & Leisure – 2.8%
Cedar Fair LP	898,884	49,834,129
Dunkin' Brands Group Inc	360,718	27,248,638
Monarch Casino & Resort Inc*	479,245	23,267,345
		100,350,112
Household Durables – 0.4%
Lovesac Co*,#,£	1,015,844	16,304,296
Information Technology Services – 6.0%
Broadridge Financial Solutions Inc	374,251	46,234,969
Euronet Worldwide Inc*	478,287	75,358,900
WEX Inc*	228,226	47,804,218
WNS Holdings Ltd*	707,006	46,768,447
		216,166,534
Insurance – 0.9%
RLI Corp	366,717	33,011,864
Internet & Direct Marketing Retail – 0.1%
MakeMyTrip Ltd*	86,445	1,979,590
Life Sciences Tools & Services – 2.9%
Bio-Techne Corp	169,488	37,204,311
Codexis Inc*	1,222,423	19,546,544
NeoGenomics Inc*	1,604,561	46,933,409
		103,684,264
Machinery – 9.0%
Alamo Group Inc	62,036	7,788,620
Gates Industrial Corp PLC*	2,460,812	33,860,773
ITT Inc	759,950	56,167,904
Kennametal Inc	686,174	25,312,959
Kornit Digital Ltd*	1,028,474	35,204,665
Nordson Corp	246,286	40,105,212
Proto Labs Inc*	183,649	18,649,556
Rexnord Corp*	1,513,146	49,358,822
Standex International Corp	471,438	37,408,605
Wabtec Corp	273,922	21,311,132
		325,168,248
Metals & Mining – 0.4%
Constellium SE*	1,213,330	16,258,622
Oil, Gas & Consumable Fuels – 0.6%
Magnolia Oil & Gas Corp*	1,627,765	20,477,284
Paper & Forest Products – 0.6%
Neenah Inc	312,211	21,989,021
Personal Products – 1.2%
BellRing Brands Inc*	1,073,533	22,855,518
Ontex Group NV	1,038,919	21,848,551
		44,704,069
Pharmaceuticals – 4.4%
Catalent Inc*	1,629,958	91,766,635
GW Pharmaceuticals PLC (ADR)*,#	156,373	16,350,361
MyoKardia Inc*	149,498	10,896,162
Phathom Pharmaceuticals Inc*	98,749	3,075,044
Prestige Consumer Healthcare Inc*	595,633	24,123,136
Zogenix Inc*	241,412	12,584,808
		158,796,146

Shares or Principal Amounts		Value
Common Stocks – (continued)
Professional Services – 0.7%
TrueBlue Inc*	1,089,003	$26,201,412
Real Estate Management & Development – 1.4%
FirstService Corp	247,701	23,046,101
Redfin Corp*	1,227,207	25,943,156
		48,989,257
Road & Rail – 0.9%
AMERCO	85,047	31,962,364
Semiconductor & Semiconductor Equipment – 1.8%
ON Semiconductor Corp*	2,686,973	65,508,402
Software – 19.0%
Altair Engineering Inc*	646,200	23,205,042
Blackbaud Inc	711,591	56,642,644
ChannelAdvisor Corp*,£	1,607,303	14,530,019
Descartes Systems Group Inc*	1,194,808	51,071,969
Envestnet Inc*	583,774	40,648,184
Everbridge Inc*	281,704	21,995,448
Guidewire Software Inc*	222,056	24,375,087
Instructure Inc*	295,004	14,222,143
j2 Global Inc	684,879	64,180,011
LivePerson Inc*	920,744	34,067,528
Medallia Inc*,#	532,733	16,573,324
Nice Ltd (ADR)*	573,543	88,985,196
Paylocity Holding Corp*	394,176	47,624,344
RealPage Inc*	668,695	35,942,356
SailPoint Technologies Holding Inc*	1,096,289	25,872,420
SS&C Technologies Holdings Inc	953,630	58,552,882
Trade Desk Inc*	131,574	34,180,294
Tyler Technologies Inc*	110,851	33,257,517
		685,926,408
Specialty Retail – 0.9%
RealReal Inc/The*,#	562,595	10,604,916
Williams-Sonoma Inc	306,320	22,496,141
		33,101,057
Textiles, Apparel & Luxury Goods – 0.6%
Carter's Inc	194,444	21,260,507
Thrifts & Mortgage Finance – 0.6%
LendingTree Inc*	71,112	21,578,225
Total Common Stocks (cost $2,312,532,648)		3,507,213,149
Warrants – 0.1%
Diversified Financial Services – 0.1%
Everarc Holdings Ltd, expires, 12/1/22* (cost $14,264)	1,426,357	3,220,999
Investment Companies – 3.0%
Money Markets – 3.0%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº,£ (cost $110,315,885)	110,315,885	110,315,885
Investments Purchased with Cash Collateral from Securities Lending – 0.8%
Investment Companies – 0.6%
Janus Henderson Cash Collateral Fund LLC, 1.4338%ºº,£	22,779,899	22,779,899
Time Deposits – 0.2%
Canadian Imperial Bank of Commerce, 1.6000%, 1/2/20	$5,694,975	5,694,975
Total Investments Purchased with Cash Collateral from Securities Lending (cost $28,474,874)		28,474,874
Total Investments (total cost $2,451,337,671) – 100.8%		3,649,224,907
Liabilities, net of Cash, Receivables and Other Assets – (0.8)%		(30,350,633)
Net Assets – 100%		$3,618,874,274

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,290,578,553	90.2%
Israel	124,189,861	3.4
Canada	88,988,636	2.4
India	48,748,037	1.3
United Kingdom	36,135,829	1.0
Virgin Islands (British)	22,476,818	0.6
Belgium	21,848,551	0.6
Netherlands	16,258,622	0.5

Total	$3,649,224,907	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/19
Common Stocks - 2.4%
Building Products - 1.6%
CSW Industrials Inc	$103,481	$-	$6,109,220	$59,022,579
Household Durables - 0.4%
Lovesac Co*	-	-	(1,690,492)	16,304,296
Software - 0.4%
ChannelAdvisor Corp*	-	-	(466,118)	14,530,019
Total Common Stocks	$103,481	$-	$3,952,610	$89,856,894
Investment Companies - 3.0%
Money Markets - 3.0%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº	352,695	(1,701)	-	110,315,885
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 1.4338%ºº	579,806∆	-	-	22,779,899
Total Affiliated Investments - 6.0%	$1,035,982	$(1,701)	$3,952,610	$222,952,678

(1) For securities that were affiliated for a portion of the period ended December 31, 2019, this column reflects amounts for the entire period ended December 31, 2019 and not just the period in which the security was affiliated.

	Share Balance at 9/30/19	Purchases	Sales	Share Balance at 12/31/19
Common Stocks - 2.5%
Building Products - 1.6%
CSW Industrials Inc	766,527	-	-	766,527
Household Durables - 0.4%
Lovesac Co*	811,799	204,045	-	1,015,844
Software - 0.4%
ChannelAdvisor Corp*	1,607,303	-	-	1,607,303
Investment Companies - 3.0%
Money Markets - 3.0%
Janus Henderson Cash Liquidity Fund LLC, 1.7210%ºº	67,609,545	147,302,029	(104,595,689)	110,315,885
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 1.4338%ºº	28,463,263	106,665,924	(112,349,288)	22,779,899

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
British Pound	1/9/20	(6,936,800)	$8,963,101	(225,601)
Citibank, National Association:
Canadian Dollar	1/9/20	(20,620,000)	15,701,482	(180,284)

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Euro	1/9/20	(4,738,000)	$5,286,035	(30,273)

				(210,557)
Credit Suisse International:
Canadian Dollar	2/13/20	(27,847,000)	20,982,711	(469,305)
Euro	2/13/20	(4,737,000)	5,280,965	(46,072)

				(515,377)
HSBC Securities (USA), Inc.:
British Pound	2/27/20	(7,296,500)	9,621,201	(56,914)
Canadian Dollar	2/27/20	(15,738,500)	11,940,465	(184,071)
Euro	2/27/20	(4,823,000)	5,376,605	(51,499)

				(292,484)
JPMorgan Chase Bank, National Association:
Canadian Dollar	1/9/20	(23,329,000)	17,734,931	(233,337)
Total				$(1,477,356)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended December 31, 2019

Market Value(a)
Forward foreign currency exchange contracts, sold	$ 96,446,320

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
PP	Private Placement

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2019.

#	Loaned security; a portion of the security is on loan at December 31, 2019.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:

Common Stocks
Diversified Financial Services	$78,771,873	$14,582	$-
All Other	3,428,426,694	-	-
Warrants	-	3,220,999	-
Investment Companies	-	110,315,885	-
Investments Purchased with Cash Collateral from Securities Lending	-	28,474,874	-
Total Assets	$3,507,198,567	$142,026,340	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$1,477,356	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.